Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Schedule of short-term debt
Short-term borrowings were as follows:

December 31 (In thousands)	2014	2013
Securities sold under agreements to repurchase and federal funds purchased	$276,980	$242,029
FHLB advances	—	—
Total short-term borrowings	$276,980	$242,029

The outstanding balances for all short-term borrowings as of December 31, 2014 and 2013 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	FHLB Advances
2014
Ending balance	$276,980	$—
Highest month-end balance	307,025	—
Average daily balance	262,709	561
Weighted-average interest rate:
As of year-end	0.18%	—%
Paid during the year	0.19%	0.10%
2013
Ending balance	$242,029	$—
Highest month-end balance	280,863	—
Average daily balance	251,868	1,255
Weighted-average interest rate:
As of year-end	0.19%	—%
Paid during the year	0.21%	0.41%